Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,010,000.00
Previously Paid Amount	0.00
Total Fee Amount	415.68
Total Offset Amount	0.00
Net Fee	415.68
Narrative - Max Aggregate Offering Price	$ 3,010,000.00
Final Prospectus	true